Expense Example, No Redemption - PIMCO Short Duration Municipal Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	C-2 1 Year	C-2 3 Years	C-2 5 Years	C-2 10 Years
USD ($)	298	453	622	1,111	105	328	569	1,259	125	390	676	1,489